Net Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expenses [Line Items]
Interest on debt	$ 184	$ 218	$ 218
Interest income	(11)	(7)	(2)
Capitalized interest (Note 17)	(2)	(9)	(16)
Loss on redemption of bonds (Note 22)	24	6	1
Interest on finance lease obligations	3	3	3
Credit facility fees, bank charges and other interest	13	18	19
Keephills 1 outage interest (reversals) (Note 4(P))	0	0	(10)
Other	15	(3)	(4)
Accretion of provisions (Note 21)	24	21	20
Net interest expense	250	$ 247	$ 229
Project level financing that is no longer practicable
Analysis of income and expenses [Line Items]
Other	5
IFRS 15
Analysis of income and expenses [Line Items]
Other	$ 7